Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $.0001 per share (Secondary Offering)(1)
Amount Registered | shares	165,000
Proposed Maximum Offering Price per Unit | $ / shares	0.81
Maximum Aggregate Offering Price	$ 133,650
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.46
Offering Note	Pursuant to Rule 457(a) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $0.81 per share, which is the average of the high and low prices of the Ordinary Shares on December 3, 2025 on Nasdaq.